STOCK OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Note 15. STOCK OPTIONS AND WARRANTS

Stock-Based Compensation

During 2005, the Company's Board of Directors approved a stock option plan and reserved 25,000 shares of its Common Stock for issuance under the plan. The stock option plan permits the Company to grant non-qualified and incentive stock options to employees, directors, and consultants.

During the years ended December 31, 2012 and 2011, the Board of Directors approved the issuance of 21,000 and 15,000 options, respectively, to the non-employee members of the Company’s Board of Directors.  These options vested immediately.

The Company recorded expenses of $101,000 and $131,000 in its consolidated statement of operations for the years ended December 31, 2012 and 2011, respectively, and such amounts were included as a component of general and administrative expense.

The fair values of stock options granted were estimated using the Black-Sholes option-pricing model with the following assumptions for the years ended December 31:

	2012	2011
Risk-free interest rates	0.66 - 0.73%	1.80%
Expected life	5	5
Expected volatility	25%	25%
Dividend yield	-	-

Weighted-average grant date fair value per share	$1.31	$0.76

The expected life is the number of years that the Company estimates, based upon history, that options will be outstanding prior to exercise or forfeiture.  Expected life is determined using the “simplified method” permitted by Staff Accounting Bulletin No. 107.  In addition to the inputs referenced above regarding the option pricing model, the Company adjusts the stock-based compensation expense for estimated forfeiture rates that are revised prospectively according to forfeiture experience.  The stock volatility factor is based on the New York Stock Exchange ARCA Defense Index.

A summary of the status of the Company's stock options as of December 31, 2012, and changes during the two years then ended is presented below.

	Options	Wtd. Avg. Exercise Price
Balance, December 31, 2010	291,431	$10.68
Granted during the period	15,000	2.95
Exercised during the period	-	-
Terminated/Expired during the period	(115)	(105.39)
Balance, December 31, 2011	306,316	$10.27
Granted during the period	21,000	5.61
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2012	327,316	$9.97

Exercisable at December 31, 2012	326,736	$10.00

The following table summarizes information about stock options at December 31, 2012:

Range of Exercise Prices	Remaining Number Outstanding	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$0.00 - 5.00	293,766	3 years	$4.41
$5.01 - 90.00	19,350	5 years	$11.72
$90.01 - 100.00	5,888	2 years	$92.18
$100.01 - 110.00	833	1 years	$108.00
$110.01 - 170.00	3,529	1 years	$111.89
$170.01 - 200.00	3,950	2 years	$181.00
	327,316	3 years	$9.97

As of December 31, 2012, there was $357 of unrecognized compensation cost related to non-vested stock option awards, which is to be recognized over the remaining weighted average vesting period of four years.

The aggregate intrinsic value at December 31, 2012 was $0.  The aggregate intrinsic value was calculated based on the positive difference between the closing market price of the Company’s Common Stock and the exercise price of the underlying options.

Warrants

The following tables summarize the Company's outstanding warrants as of December 31, 2012 and changes during the two years then ended:

	Warrants	Wtd. Avg. Exercise Price
Balance, December 31, 2010	19,865	$99.26
Granted during the period	-	-
Exercised during the period	-	-
Terminated/Expired during the period	-	-
Balance, December 31, 2011	19,865	$99.26
Granted during the period	118,585	6.30
Exercised during the period	-	-
Terminated/Expired during the period	(19,615)	99.97
Balance, December 31, 2012	118,835	$6.38

Exercisable at December 31, 2012	118,835	$6.38

The following table summarizes information about warrants at December 31, 2012:

Range of Exercise Prices	Warrants	Wtd. Avg. Life	Wtd. Avg. Exercise Price
$ 0.00 - 10.00	118,585	4 years	$6.30
$ 10.00 - 50.00	250	1 year	$43.60
	118,835	1 year	$6.38